Financial Risk Management - Net Monetary Position (Details) - Foreign currency risk $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of nature and extent of risks arising from financial instruments
U.S. dollar equivalent monetary assets			$ 1,253.3		$ 1,362.6
U.S. dollar equivalent monetary liabilities			(5,231.8)		(4,533.6)
Net liability position			(3,978.5)		(3,171.0)
Euros
Disclosure of nature and extent of risks arising from financial instruments
U.S. dollar equivalent monetary assets			57.6		68.9
U.S. dollar equivalent monetary liabilities			$ 5.0		$ 15.0
U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments
Percentage of reasonably possible increase in risk assumption			10.00%	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption			10.00%	10.00%	10.00%	10.00%
Hypothetical foreign exchange gain	$ 2,847,471	$ 1,151,406
Hypothetical foreign exchange loss	$ 2,847,471	$ 1,151,406
Long-term Debt Designated as Hedging Instrument of the Group's Investment in UHI
Disclosure of nature and extent of risks arising from financial instruments
U.S. dollar equivalent monetary liabilities			$ 2,470.6	$ 46,653,315	$ 2,585.8	$ 50,869,542